11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards arise from United States sources

	2013		2012
U.S. operations loss carry forward at statutory rate of 34%:	$		$
Less valuation allowance

Net deferred tax assets		—		—

Change in valuation allowance		$—		$—

Components of income tax expense (benefit)

	2013	2012
Current
Federal	$—	$—
State	—	—
Deferred
Federal	—	—

State	—	—

	$—	$—

Deferred tax assets:
Net operating losses	$9,309,598	$6,196,362
Net operating losses from discontinued operations	136,172	105,141
Stock based compensation	3,956,819	2,362,406
Impairment expense	6,985,532	6,863,282
Accrued liabilities	250,000	—
Other	19,075	28,379
Valuation allowance	(20,657,196)	(15,555,570)

	$—	$—

Federal statutory rate reconciliation
	2013	2012
Federal statutory rate	34.0%	34.0%
State Income Taxes net of federal impact	3.5%	3.5%
Increase in income taxes resulting from:
Change in valuation allowance	-37.5%	-37.5%

Effective tax rate	0.0%	0.0%